Offerings	May 19, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value US$0.0001 per share
Amount Registered | shares	5,750,000
Proposed Maximum Offering Price per Unit	5.00
Maximum Aggregate Offering Price	$ 28,750,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,970.38
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the "Securities Act"), as amended. Includes Class A Ordinary Shares that are issuable upon the exercise of the underwriters' over-allotment option.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Representative's Warrant
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416 under the Securities Act, as amended, there is also being registered hereby such indeterminate number of additional Class A Ordinary Shares of the Registrant as may be issued or issuable because of stock splits, stock dividends, stock distributions, and similar transactions. No fee required pursuant to Rule 457(g) under the Securities Act. Represents Class A Ordinary Shares underlying one or more warrants issuable to the representative of several underwriters to purchase up to an aggregate of 7.5% of the Class A Ordinary Shares sold in the offering at an exercise price equal to 125% of the public offering price.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares underlying Representative's Warrant
Amount Registered | shares	431,250
Proposed Maximum Offering Price per Unit	6.25
Maximum Aggregate Offering Price	$ 2,695,312.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 372.22
Offering Note	Represents Class A Ordinary Shares underlying one or more warrants issuable to the representative of several underwriters to purchase up to an aggregate of 7.5% of the Class A Ordinary Shares sold in the offering at an exercise price equal to 125% of the public offering price.